Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered Loans, by Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
(Reversal of) Provision for loan losses	$ 6,495	$ 5,714	$ 4,748	$ 2,103	$ 4,700	$ 2,014	$ 1,807	$ (3,377)	$ 19,060	$ 5,145	$ 20,671
Transfer of balance to OREO									(7,323)	(28,126)	(27,169)
Transfer of balance to the RULC										(9,828)
Loans charged off									(26,855)	(26,481)	(25,060)
Recoveries									6,435	6,846	5,315
Balance at beginning of period				11,147					11,147
Transfer of balance from the allowance for loan losses										9,828
Balance at end of period	11,801				11,147				11,801	11,147
Balance at end of period	444,544				719,793				444,544	719,793
Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				71,899				83,027	71,899	83,027	74,861
(Reversal of) Provision for loan losses									12,728	3,670	13,603
Transfer of balance to OREO									(933)	(1,085)	(826)
Transfer of balance to the RULC										(9,828)
Transfer of balance to non-covered									8,661
Loans charged off									(13,385)	(10,717)	(9,907)
Recoveries									6,397	6,832	5,296
Balance at end of period	85,367				71,899				85,367	71,899	83,027
Balance at beginning of period				11,147					11,147
Transfer of balance from the allowance for loan losses										9,828
(Reversal of) Provision for unfunded commitments									654	1,319
Balance at end of period	11,801				11,147				11,801	11,147
Allowance on loans individually evaluated for impairment	430				1,029				430	1,029	880
Allowance on loans collectively evaluated for impairment	84,939				70,870				84,939	70,870	82,147
Balance at end of period	10,996,500				8,772,226				10,996,500	8,772,226	7,405,824
Balance at end of period individually evaluated for impairment	11,700				26,182				11,700	26,182	34,471
Balance at end of period collectively evaluated for impairment	10,932,123				8,732,261				10,932,123	8,732,261	7,306,662
Balance at end of period acquired with deteriorated credit quality	52,677				13,783				52,677	13,783	64,691
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				71,175				168,576	71,175	168,576	118,900
(Reversal of) Provision for loan losses									6,332	1,475	7,068
(Decrease) Increase in FDIC loss share receivable									(4,260)	(56,085)	84,085
Transfer of balance to OREO									(6,390)	(27,041)	(26,343)
Transfer of balance to non-covered									(8,661)
Loans charged off									(13,470)	(15,764)	(15,153)
Recoveries									38	14	19
Balance at end of period	44,764				71,175				44,764	71,175	168,576
Allowance on loans collectively evaluated for impairment	44,764				71,175				44,764	71,175	168,576
Balance at end of period	444,544				719,793				444,544	719,793	1,092,756
Balance at end of period collectively evaluated for impairment	444,544				653,716				444,544	653,716	879,111
Balance at end of period acquired with deteriorated credit quality	37,532				66,077				37,532	66,077	213,645
Real Estate [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				26,590				38,264	26,590	38,264	35,604
(Reversal of) Provision for loan losses									(295)	(8,830)	1,786
Transfer of balance to OREO										(319)	(292)
Transfer of balance to the RULC										(2,939)
Transfer of balance to non-covered									6,009
Loans charged off									(2,247)	(2,940)	(2,000)
Recoveries									2,964	3,354	3,166
Balance at end of period	33,021				26,590				33,021	26,590	38,264
Balance at beginning of period				3,089					3,089
Transfer of balance from the allowance for loan losses										2,939
(Reversal of) Provision for unfunded commitments									350	150
Balance at end of period	3,439				3,089				3,439	3,089
Allowance on loans individually evaluated for impairment	20				8				20	8	226
Allowance on loans collectively evaluated for impairment	33,001				26,582				33,001	26,582	38,038
Balance at end of period	4,216,007				3,479,973				4,216,007	3,479,973	2,990,700
Balance at end of period individually evaluated for impairment	7,013				8,705				7,013	8,705	28,052
Balance at end of period collectively evaluated for impairment	4,186,968				3,459,028				4,186,968	3,459,028	2,906,792
Balance at end of period acquired with deteriorated credit quality	22,026				12,240				22,026	12,240	55,856
Real Estate [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				38,772				100,871	38,772	100,871	69,175
(Reversal of) Provision for loan losses									3,058	1,523	4,970
(Decrease) Increase in FDIC loss share receivable									227	(28,238)	51,543
Transfer of balance to OREO									(1,897)	(19,634)	(11,202)
Transfer of balance to non-covered									(6,009)
Loans charged off									(10,117)	(15,764)	(13,631)
Recoveries									38	14	16
Balance at end of period	24,072				38,772				24,072	38,772	100,871
Allowance on loans collectively evaluated for impairment	24,072				38,772				24,072	38,772	100,871
Balance at end of period	187,873				387,332				187,873	387,332	640,843
Balance at end of period collectively evaluated for impairment	189,126				372,428				189,126	372,428	473,101
Balance at end of period acquired with deteriorated credit quality	1,253				14,904				1,253	14,904	167,742
Commercial Business [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				28,515				28,721	28,515	28,721	25,705
(Reversal of) Provision for loan losses									4,302	3,543	4,021
Transfer of balance to OREO									(868)	(113)
Transfer of balance to the RULC										(3,497)
Transfer of balance to non-covered									1,699
Loans charged off									(1,659)	(516)	(1,116)
Recoveries									105	377	111
Balance at end of period	32,094				28,515				32,094	28,515	28,721
Balance at beginning of period				4,839					4,839
Transfer of balance from the allowance for loan losses										3,497
(Reversal of) Provision for unfunded commitments									421	1,342
Balance at end of period	5,260				4,839				5,260	4,839
Allowance on loans individually evaluated for impairment	407				841				407	841	449
Allowance on loans collectively evaluated for impairment	31,687				27,674				31,687	27,674	28,272
Balance at end of period	3,377,689				2,959,088				3,377,689	2,959,088	2,450,667
Balance at end of period individually evaluated for impairment	3,988				15,812				3,988	15,812	4,401
Balance at end of period collectively evaluated for impairment	3,369,982				2,943,246				3,369,982	2,943,246	2,442,796
Balance at end of period acquired with deteriorated credit quality	3,719				30				3,719	30	3,470
Commercial Business [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				5,380				11,375	5,380	11,375	9,788
(Reversal of) Provision for loan losses									399	(649)	964
(Decrease) Increase in FDIC loss share receivable									509	(5,032)	3,616
Transfer of balance to OREO									(1,162)	(314)	(2,993)
Transfer of balance to non-covered									(1,699)
Loans charged off									(2,192)
Balance at end of period	1,235				5,380				1,235	5,380	11,375
Allowance on loans collectively evaluated for impairment	1,235				5,380				1,235	5,380	11,375
Balance at end of period	31,260				37,025				31,260	37,025	87,051
Balance at end of period collectively evaluated for impairment	31,260				37,025				31,260	37,025	84,294
Balance at end of period acquired with deteriorated credit quality											2,757
Residential Mortgage [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				2,546				2,125	2,546	2,125	897
(Reversal of) Provision for loan losses									694	860	2,578
Transfer of balance to OREO										(646)	(525)
Transfer of balance to the RULC										(40)
Loans charged off									(613)	(518)	(863)
Recoveries									248	765	38
Balance at end of period	2,875				2,546				2,875	2,546	2,125
Balance at beginning of period				72					72
Transfer of balance from the allowance for loan losses										40
(Reversal of) Provision for unfunded commitments									96	32
Balance at end of period	168				72				168	72
Allowance on loans individually evaluated for impairment					180					180	163
Allowance on loans collectively evaluated for impairment	2,875				2,366				2,875	2,366	1,962
Balance at end of period	952,273				432,507				952,273	432,507	290,040
Balance at end of period individually evaluated for impairment					1,407					1,407	1,703
Balance at end of period collectively evaluated for impairment	936,604				430,974				936,604	430,974	288,007
Balance at end of period acquired with deteriorated credit quality	15,669				126				15,669	126	330
Residential Mortgage [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				10,889				22,566	10,889	22,566	21,184
(Reversal of) Provision for loan losses									1,168	286	323
(Decrease) Increase in FDIC loss share receivable									(3,854)	(4,896)	13,895
Transfer of balance to OREO									(1,719)	(7,067)	(11,323)
Loans charged off									(198)		(1,513)
Balance at end of period	6,286				10,889				6,286	10,889	22,566
Allowance on loans collectively evaluated for impairment	6,286				10,889				6,286	10,889	22,566
Balance at end of period	105,106				154,025				105,106	154,025	187,164
Balance at end of period collectively evaluated for impairment	128,024				125,802				128,024	125,802	166,932
Balance at end of period acquired with deteriorated credit quality	22,918				28,223				22,918	28,223	20,232
Consumer [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				14,248				13,917	14,248	13,917	12,655
(Reversal of) Provision for loan losses									8,027	8,097	5,218
Transfer of balance to OREO									(65)	(7)	(9)
Transfer of balance to the RULC										(3,352)
Transfer of balance to non-covered									953
Loans charged off									(8,866)	(6,743)	(5,928)
Recoveries									3,080	2,336	1,981
Balance at end of period	17,377				14,248				17,377	14,248	13,917
Balance at beginning of period				3,147					3,147
Transfer of balance from the allowance for loan losses										3,352
(Reversal of) Provision for unfunded commitments									(213)	(205)
Balance at end of period	2,934				3,147				2,934	3,147
Allowance on loans individually evaluated for impairment	3								3		42
Allowance on loans collectively evaluated for impairment	17,374				14,248				17,374	14,248	13,875
Balance at end of period	2,450,531				1,900,658				2,450,531	1,900,658	1,674,417
Balance at end of period individually evaluated for impairment	699				258				699	258	315
Balance at end of period collectively evaluated for impairment	2,438,569				1,899,013				2,438,569	1,899,013	1,669,067
Balance at end of period acquired with deteriorated credit quality	11,263				1,387				11,263	1,387	5,035
Consumer [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				16,134				33,764	16,134	33,764	18,753
(Reversal of) Provision for loan losses									1,707	315	811
(Decrease) Increase in FDIC loss share receivable									(1,142)	(17,919)	15,031
Transfer of balance to OREO									(1,612)	(26)	(825)
Transfer of balance to non-covered									(953)
Loans charged off									(963)		(9)
Recoveries											3
Balance at end of period	13,171				16,134				13,171	16,134	33,764
Allowance on loans collectively evaluated for impairment	13,171				16,134				13,171	16,134	33,764
Balance at end of period	82,773				141,411				82,773	141,411	177,698
Balance at end of period collectively evaluated for impairment	96,134				118,461				96,134	118,461	154,784
Balance at end of period acquired with deteriorated credit quality	$ 13,361				$ 22,950				$ 13,361	$ 22,950	$ 22,914